Expense Example, No Redemption {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-12 - Fidelity Latin America Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Latin America Fund: Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor Latin America Fund: Class M
Expense Example, No Redemption:
1 Year	509
3 Years	843
5 Years	1,200
10 Years	2,205
Fidelity Advisor Latin America Fund: Class C
Expense Example, No Redemption:
1 Year	214
3 Years	661
5 Years	1,134
10 Years	2,441
Fidelity Advisor Latin America Fund: Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Fidelity Advisor Latin America Fund: Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061